Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of net income (loss) available to each class of common stockholders
	Three months ended		Nine months ended
	September 30,		September 30,
	2020	2019	2020	2019

Net income available to Class A common stockholders:
Interest income	$16,000	$1,588,000	$1,057,000	$5,154,000
Less: Income and franchise taxes	(16,000)	(375,000)	(341,000)	(1,205,000)
Expenses available to be paid with interest income from Trust (up to a maximum of $750,000 per year)	-		(563,000)	-
Net income available to Class A common stockholders	$-	$1,213,000	$153,000	$3,949,000

	Three months ended		Nine months ended
	September 30,		September 30,
	2020	2019	2020	2019

Net income available to Class F common stockholders:
Net (loss) income	$(1,048,000)	$53,000	$(2,330,000)	$1,533,000
Less: amount attributable to Class A common stockholders	-	(1,213,0000)	(153,000)	(3,949,000)
Net income (loss) available to class F common stockholders	$(1,048,000)	$(1,160,000)	$(2,383,000)	$(2,416,000)

	Year ended
	December 31,
	2019	2018

Net income available to Class A common stockholders:
Interest income	$6,482,000	$5,559,000
Less: Income and franchise taxes	(1,520,000)	(1,330,000)
Expenses available to be paid with interest income from Trust (up to a maximum of $750,000 per year)	(125,000)	(1,372,000)
Net income available to Class A common stockholders	$4,837,000	$2,857,000

Net income available to Class F common stockholders:
Net income	$1,387,000	$2,806,000
Less: amount attributable to Class A common stockholders	(4,837,000)	(2,857,000)
Net (loss) available to class F common stockholders	$(3,450,000)	$(51,000)